Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BERKSHIRE FUNDS
Entity Central Index Key	0001030979
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Berkshire Focus Fund
Shareholder Report [Line Items]
Fund Name	BERKSHIRE FOCUS FUND
Class Name	Berkshire Focus Fund
Trading Symbol	BFOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Berkshire Focus Fund (BFOCX) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at www.berkshirefunds.com. You can also request this information by contacting us at 1-877-526-0707.
Additional Information Phone Number	1-877-526-0707
Additional Information Website	www.berkshirefunds.com.
Expenses [Text Block]	Fund Costs (based on hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Berkshire Focus Fund	$253.97	1.96%

Expenses Paid, Amount	$ 253.97
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

Management’s Discussion of Performance

For the twelve-month period ended December 31, 2024, the Berkshire Focus Fund significantly outperformed its primary benchmark index. The Fund generated a total return of 59.16% while the S&P 500® Index—which we consider to be the Fund’s primary benchmark index—produced a total return of 25.02% over the same period. A $10,000 investment in our Fund over 10 years starting on December 31, 2014, grew to $39,874. This was a +14.83% average annual compounded return. A $10,000 investment in the S&P 500® over the same period grew to $34,254. This was a +13.10% average annual compounded return.

U.S. equity markets delivered another extraordinary performance in 2024, building on the strong returns of the previous year. The S&P 500® Index set 57 new all-time highs during the period fueled by investor optimism for artificial intelligence (AI), moderating inflation, and expectations the Federal Reserve would cut interest rates in the latter half of the year. Stock markets exploded upwards following Donald Trump’s victory in November on optimism the new administration would usher in a pro-business, pro-growth environment led by deregulation, income tax reform, corporate tax cuts, increased infrastructure spending and other initiatives. Stocks extended their upward trajectory into early December, yet they lost their momentum by the end of the year as the often observed “Santa Claus” rally was nowhere to be found.

Our investments in NVIDIA (NVDA), Broadcom (AVGO), Carvana (CVNA), Marvell (MRVL), Meta (META), MicroStrategy (MSTR), Tesla (TSLA) and Taiwan Semiconductor (TSM) were all contributors to the Fund’s performance during the period. However, some of our investments detracted from the Fund’s performance—these included Advanced Micro Devices (AMD), ASML (ASML), MongoDB (MDB) and Western Digital (WDC). New significant additions to the portfolio in the second half were AppLovin (APP), Astera Labs (ALAB), Credo Technology (CRDO), Reddit (RDDT), Robinhood (HOOD), Palantir (PLTR) and Vertiv (VRT).

Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Net Assets	$ 276,400,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 3,638,688
Investment Company, Portfolio Turnover	2481.80%
Additional Fund Statistics [Text Block]	Fund Statistics Net Assets: $276.4 million Portfolio Holdings: 22 Portfolio Turnover: 2481.8% Total Advisory Fees Paid: $3,638,688
Updated Prospectus Web Address	www.berkshirefunds.com.